Finance Receivables - Held For Investment And Held For Sale Modified As TDR (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) account	Dec. 31, 2016 USD ($) account	Dec. 31, 2015 USD ($) account
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables	$ 92,000,000	$ 27,000,000	$ 13,000,000
Number of TDR accounts | account	15,036	3,764	1,842
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables	$ 88,000,000	$ 24,000,000	$ 8,000,000
Number of TDR accounts | account	14,935	3,684	1,649
SCP Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables	$ 0	$ 0	$ 2,000,000
Number of TDR accounts | account	0	19	147
TDR net finance receivables, threshold for disclosure	$ 1,000,000
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR net finance receivables	$ 4,000,000	$ 3,000,000	$ 3,000,000
Number of TDR accounts | account	101	61	46
TDR net finance receivables, held for sale	$ 2,000,000	$ 2,000,000	$ 1,000,000
Number of TDR accounts, held for sale | account	53	30	17